Note 7 - Convertible Notes (10-Q) (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Liabilities, Fair Value Adjustment			$ (0)	$ 858,000	$ 5,424,251	$ (2,389,000)
Convertible Debt [Member]
Liabilities, Fair Value Adjustment				$ 900,000	$ 5,400,000	$ (2,400,000)
The 2020 Notes [Member]
Proceeds from Issuance of Long-Term Debt		$ 5,100,000
The 2021 Notes [Member]
Proceeds from Issuance of Long-Term Debt	$ 6,000,000